INVESTMENTS - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets		$ 3,464,547	$ 2,536,736
Current liabilities		2,796,945	2,414,540
Revenues		5,490,777	5,007,603	$ 4,887,013
Income (loss) from operations	$ (493,677)	551,740	310,000
Net income (loss)		557,469	321,664	(467,479)
Other Investments
Schedule of Equity Method Investments [Line Items]
Current assets		809,291	999,053
Non-current assets		1,091,480	2,126,558
Current liabilities		762,109	2,023,091
Non-current liabilities		483,441	527,097
Revenues		791,337	1,826,585	1,221,173
Net income (loss)		(81,865)	(359,665)	(153,324)
Learfield Img College
Schedule of Equity Method Investments [Line Items]
Income (loss) from operations		$ 322	$ (211,924)	$ 31,540